Revenue Recognition (Details) - Simcere Pharmaceutical Co., Ltd. - License Agreement ¥ in Millions		12 Months Ended
	Nov. 21, 2023 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Nov. 21, 2023 CNY (¥)	Nov. 21, 2023 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price, upfront payment							¥ 150.0	$ 21,000,000
Transaction price, including variable consideration							875.0	123,000,000
Transaction price, cost reimbursement							30.0	4,000,000
Value added tax payables | ¥					¥ 5.6
Contract term, after commercialization of compound (in years)	12 years
Transaction price							¥ 180.0	$ 25,000,000
Revenue from contracts with customers | $	$ 25,000,000	$ 0
Contract assets | $						$ 0
Contract liabilities					¥ 100.0	$ 13,300,000
License Agreement Payment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Value added tax payables | ¥			¥ 2.8
Contract liabilities			¥ 50.0	$ 6,700,000